Share-Based Payment (Details) - Schedule of outstanding options - 12 months ended Dec. 31, 2021 $ in Thousands		USD ($) shares	₪ / shares
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		12,400,000
December 30, 2014 [Member] | Four Directors [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		600,000
Position		Four Directors
Grant date	[1]	Dec. 30, 2014
Exercise price in NIS | ₪ / shares			₪ 0.4325
Fair value USD in thousands | $		$ 46
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 25, 2015 [Member] | Two Directors [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		300,000
Position		Two Directors
Grant date	[1]	Mar. 25, 2015
Exercise price in NIS | ₪ / shares			0.4
Fair value USD in thousands | $		$ 24
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 31, 2016 [Member] | Chairman of Board [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		1,500,000
Position		Chairman of Board
Grant date	[1]	Mar. 31, 2016
Exercise price in NIS | ₪ / shares			0.6
Fair value USD in thousands | $		$ 63
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
July 7, 2020 [Member] | Chief Executive Officer (new) [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		10,000,000
Position		Chief Executive Officer (new)
Grant date	[1]	Jul. 07, 2020
Exercise price in NIS | ₪ / shares			₪ 0.09
Fair value USD in thousands | $		$ 103
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date

[1]	Date of the Company’s Board of Directors’ decision (or shareholders, if required).